Financial Risk Management, Objectives and Policies - Schedule of Changes in Liabilities Arising from Financing Activities (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Dividends payable [Member]
Schedule of Changes in Liabilities Arising from Financing Activities [Line Items]
Beginning balance	S/ 11,097	S/ 10,322
Distribution of dividends	175,524	175,524
Cash inflow	660	297
Cash outflow	(175,458)	(175,046)
Amortization of costs of issuance of senior notes
Ending Balance	11,823	11,097
Financial obligations [Member]
Schedule of Changes in Liabilities Arising from Financing Activities [Line Items]
Beginning balance	1,493,191	1,573,026
Distribution of dividends
Cash inflow	392,200	303,200
Cash outflow	(474,564)	(384,364)
Amortization of costs of issuance of senior notes	1,328	1,329
Ending Balance	S/ 1,412,155	S/ 1,493,191